Organization and Operations (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Changes and Error Corrections [Abstract]
Schedule of revised prior period consolidated financial statements	As a result, the Company has revised its prior period consolidated financial statements for these and other immaterial corrections as outlined in the tables below:

Condensed Consolidated Statements of Stockholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity (Unaudited)
June 30, 2024
	As Reported	Adjustment	As Revised
Accumulated other comprehensive loss	$(262)	$—	$(262)
Class A common stock	2	—	2
Class B common stock	6	—	6
Additional paid-in capital	—	5,948	5,948
Accumulated deficit	(149,451)	(5,948)	(155,399)
Noncontrolling interests	12,325	—	12,325
Total stockholders' deficit	$(137,380)	—	$(137,380)

Condensed Consolidated Statements of Stockholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity (Unaudited)
September 30, 2024
	As Reported	Adjustment	As Revised
Accumulated other comprehensive loss	$109	$—	$109
Class A common stock	2	—	2
Class B common stock	6	—	6
Additional paid-in capital	9,453	(9,453)	—
Accumulated deficit	(201,590)	10,404	(191,186)
Noncontrolling interests	11,315	(951)	10,364
Total stockholders' deficit	$(180,705)	—	$(180,705)

Consolidated Balance Sheet
December 31, 2024
	As Reported	Adjustment	As Revised
Accumulated other comprehensive loss	$(56)	$—	$(56)
Class A common stock	2	—	2
Class B common stock	6	—	6
Additional paid-in capital	9,618	(9,618)	—
Accumulated deficit	(244,177)	10,736	(233,441)
Noncontrolling interests	24,549	(1,118)	23,431
Total stockholders' deficit	$(210,058)	—	$(210,058)

Condensed Consolidated Statements of Stockholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity (Unaudited)
March 31, 2025
	As Reported	Adjustment	As Revised
Accumulated other comprehensive loss	$(2)	$—	$(2)
Class A common stock	2	—	2
Class B common stock	6	—	6
Additional paid-in capital	19,552	(19,552)	—
Accumulated deficit	(301,020)	21,163	(279,857)
Noncontrolling interests	15,437	(1,611)	13,826
Total stockholders' deficit	$(266,025)	—	$(266,025)